NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Cash flow activities, operating	$ 4,653	$ 4,078	$ 3,131
Cash flow activities, investing	(6,901)	(12,990)	(3,365)
Cash from financing activities	2,612	9,419	56
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	282	226	293
Cash flow activities, investing	(439)	(487)	(432)
Cash from financing activities	113	309	101
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	585	739	783
Cash flow activities, investing	(178)	(36)	(80)
Cash from financing activities	(158)	(742)	(824)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	93	89	154
Cash flow activities, investing	(39)	(38)	(32)
Cash from financing activities	(49)	(78)	(99)
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	29	23	90
Cash flow activities, investing	25	37	(58)
Cash from financing activities	(23)	(51)	(120)
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	128	33	(116)
Cash flow activities, investing	(160)	(2,647)	(352)
Cash from financing activities	70	2,671	480
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	196	134	132
Cash flow activities, investing	(170)	86	5
Cash from financing activities	28	(122)	(123)
European residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	140	(3)	(25)
Cash flow activities, investing	(168)	(2,365)	(35)
Cash from financing activities	30	2,489	71
North American rail operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	526	528	515
Cash flow activities, investing	(422)	(296)	(250)
Cash from financing activities	(95)	(259)	(210)
U.K. port operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	54	16	31
Cash flow activities, investing	(42)	(51)	(61)
Cash from financing activities	2	25	42
Australian port operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	17	6	26
Cash flow activities, investing	59	226	(44)
Cash from financing activities	(72)	(229)	(3)
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	1,133	327
Cash flow activities, investing	(600)	(3,048)
Cash from financing activities	(532)	2,828
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	504	542	568
Cash flow activities, investing	(562)	(285)	(713)
Cash from financing activities	(81)	(95)	144
North American gas storage operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	313	219	61
Cash flow activities, investing	(60)	56	(37)
Cash from financing activities	(191)	(228)	(26)
Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	211	170	197
Cash flow activities, investing	(172)	(164)	(68)
Cash from financing activities	(16)	(12)	(153)
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	256	(13)	(5)
Cash flow activities, investing	(1,547)	(85)	(300)
Cash from financing activities	1,451	93	318
Australian data center operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(8)	5	5
Cash flow activities, investing	(106)	(72)	(131)
Cash from financing activities	110	69	114
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	465	608	315
Cash flow activities, investing	(1,744)	(767)	(243)
Cash from financing activities	1,261	255	(28)
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(11)	54
Cash flow activities, investing	(697)	(2,993)
Cash from financing activities	794	2,993
Holding LP and other
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(380)	269	(132)
Cash flow activities, investing	174	(629)	(310)
Cash from financing activities	$ 202	$ 152	362
Indian toll roads
Disclosure of subsidiaries [line items]
Cash flow activities, operating			51
Cash flow activities, investing			(15)
Cash from financing activities			$ (26)